SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable
Trades receivables	$ 117,002	$ 113,422
Income tax advances	36,508	66,444
Interest receivable	35,234	134,823
Due from shareholders	961	1,025
Accounts receivable	$ 189,705	$ 315,714